Employee Benefit Expenses - Summary of Employee Expenses (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	92	107	96
Salaries, wages and fees	€ 7,139	€ 6,932	€ 6,439
Executive Management team compensation	2,773	2,993	3,235
Share-based payments	2,782	2,775	3,595
Social security	1,487	1,473	1,301
Post employment benefits	263	215	217
Hospitalisation insurance	146	138	118
Other benefit expense	138	119	2
Total Employee expenses	€ 14,727	€ 14,646	€ 14,906
Clinical and Regulatory,IP,Marketing [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	17	26	19
Research and development [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	27	33	30
Manufacturing and quality [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	32	32	34
General Administration [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	17	16	13